Exploration and Evaluation Expenses and Cost Recoveries	12 Months Ended
Mar. 31, 2020
Intangible assets other than goodwill [abstract]
Exploration and Evaluation Expenses and Cost Recoveries

Below is a summary of the Company’s major exploration projects on the basis of where the Company is currently incurring the majority of its exploration work.

(a)	IKE Project

The IKE Project is located in south-central BC and is comprised of the IKE, Granite, Galore and Juno Properties. In July 2017, the Company announced that it had entered into a Mineral Property Farm-In Agreement (the “IKE Agreement”) with Hudbay Minerals Inc. (“Hudbay”) pursuant to which Hudbay would acquire, through a staged investment process, up to a 60% ownership interest in the IKE Project.

The Company initially recorded the amounts of contributions received or receivable from Hudbay pursuant to the IKE Agreement as a liability (advanced contributions received) in the Consolidated Statements of Financial Position, and subsequently recognized amounts as cost recoveries in the Consolidated Statements of Loss as the Company incurred the related expenditures.

In January 2019, the Company announced that Hudbay had relinquished its option to earn an interest in the IKE Project. As a result of the termination, the Company maintains a 100% interest in the IKE Project.

The IKE Property claims carry a Net Smelter Return (“NSR”) royalty obligation of 1%, subject to a $2 million cap and with the Company able to purchase the royalty at any time by payment of the same amount. These claims carry an additional NSR royalty of 2%, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $50,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

The Granite Property claims are subject to a 2% NSR royalty which can be purchased for $2 million. In addition there is an underlying 2.5% NSR royalty on certain mineral claims within the Granite Property, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

The entire project is subject to a 1% NSR royalty from mine production capped at a total of $5 million.

(b)	JOY Project

The JOY Project, located in north-central BC, comprises the JOY and PINE Properties, and also the “Staked Claims” acquired directly by the Company. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors (note 10(c)) to purchase 100% of the JOY Property for the reimbursement of the vendor’s direct acquisition costs of $335,299. The property is subject to an underlying NSR royalty held by a former owner which is capped at $3.5 million.

In August 2017, the Company announced that it had entered into a Mineral Property Farm-In Agreement (the “JOY Agreement”) with Hudbay pursuant to which Hudbay may acquire, through a staged investment process, up to 60% ownership in the JOY Property. This was later amended to include the PINE Property and Staked Claims, collectively the JOY Project.

The Company initially records the amounts of contributions received or receivable from Hudbay pursuant to the JOY Agreement as a liability (advanced contributions received) in the Consolidated Statements of Financial Position, and subsequently reallocates amounts to cost recoveries in the Consolidated Statements of Loss as the Company incurs related expenditures.

In January 2019, the Company announced that Hudbay had relinquished its option to earn an interest in the JOY Project. As a result of the termination, the Company maintains a 100% interest in the JOY Project.

In addition, the Company concluded agreements with each of Gold Fields Toodoggone Exploration Corporation (“GFTEC”) and Cascadero Copper Corporation (“Cascadero”) in mid-2017 pursuant to which the Company can purchase 100% of the PINE Property.

In October 2018, Amarc acquired a 100% interest in Cascadero’s 49% interest in the PINE Property by completing total cash payments of $1,000,000 and issuing 5,277,778 common shares.

In November 2019 Amarc entered into a purchase agreement with two prospectors to acquire 100% of a single mineral claim, called the Paula property, located internal to the wider JOY Project tenure. The claim is subject to a 1% NSR royalty payable from commercial production that is capped at $0.5 million.

In December 2019, the Company amended the GFTEC Agreement to purchase GFTEC’s 51% interest in the PINE property. Under the terms of the amendment Amarc will purchase outright GFTEC’s 51% interest in the 323 km2 Property by issuing to GFTEC 5,000,000 common shares of the Company (issued). As such Amarc now holds a 100% interest in the PINE mineral claims.

The PINE Property is subject to a 3% underlying NSR royalty payable to a former owner. The Company has reached an agreement with the former owner to cap the 3% NSR royalty at $5 million payable from production for consideration totaling $100,000 and 300,000 common shares payable in stages through to January 31, 2019 (completed).

GFTEC will retain a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to a NSR royalty payable to a former owner (“Underlying NSR”) and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR royalty. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares.

(c)	DUKE Project

The DUKE Project is located in central BC. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors (note 10(c)) to purchase a 100% interest in the DUKE Project for the reimbursement of the vendor’s direct acquisition costs of $168,996.